CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 131,175	$ 165,712	$ 192,598
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	49,929	34,201	30,236
Vessel impairment charge	0	0	26,756
Long-term investment impairment charge	0	0	7,110
Amortization of deferred charges	7,131	5,036	5,507
Amortization of seller's credit	(2,047)	(2,072)	(2,065)
Equity in earnings of associated companies	(50,902)	(50,413)	(75,629)
Gain on sale of assets	(8,468)	(28,104)	(24,721)
Gain on sale of investment in associated company	(4,064)	0	0
Adjustment of derivatives to market value	4,408	14,733	(12,675)
(Gain)/ loss on repurchase of bonds	(521)	13	(20,600)
Other	67	(248)	98
Changes in operating assets and liabilities
Trade accounts receivable	864	799	(1,438)
Due from related parties	29,113	15,282	5,531
Other receivables	1,921	1,949	73
Inventories	(744)	(390)	158
Prepaid expenses and accrued income	(218)	(150)	3,461
Trade accounts payable	232	441	(11)
Accrued expenses	2,589	(2,585)	(8,839)
Other current liabilities	3,196	(433)	(28)
Net cash provided by operating activities	163,661	153,771	125,522
Investing activities
Repayments from investments in direct financing and sales-type leases	204,874	174,946	209,368
Additions to newbuildings	(156,223)	(157,736)	(71,468)
Purchase of vessels	(151,562)	(33,575)	0
Proceeds from sales of vessels	71,461	39,500	163,086
Proceeds from sale of investment in associated company	37,048	0	0
Distribution from associated companies	0	435,000	0
Net amounts received from/ (paid to) associated companies	56,702	(379,010)	68,000
Costs of other long-term investments	(50,000)	(648)	(920)
Purchase of available for sale securities	(23,763)	0	0
Redemption/ (placement) of restricted cash	5,601	(1,500)	56,002
Net cash (used in)/ provided by investing activities	(5,862)	76,977	424,068
Financing activities
Shares issued, net of issuance costs	0	0	16,472
Repurchase of bonds	(23,230)	(11,917)	(125,405)
Proceeds from issuance of short-term and long-term debt	408,592	981,234	134,500
Repayments of short-term and long-term debt	(394,747)	(1,056,040)	(446,061)
Debt fees paid	(17,822)	(12,417)	(752)
Cash settlement of derivative instruments	0	(11,592)	(14,666)
Cash dividends paid	(122,644)	(117,235)	(75,567)
Net cash used in financing activities	(149,851)	(227,967)	(511,479)
Net change in cash and cash equivalents	7,948	2,781	38,111
Cash and cash equivalents at start of the year	86,967	84,186	46,075
Cash and cash equivalents at end of the year	94,915	86,967	84,186
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 94,228	$ 99,106	$ 117,231